CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficits CNY (¥)	Accumulated deficits USD ($)	Total Company's ordinary shareholders' equity CNY (¥)	Total Company's ordinary shareholders' equity USD ($)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019	¥ 8		¥ 13		¥ 11,845,920		¥ 77,357		¥ 421		¥ (6,863,595)		¥ 5,060,124		¥ 82,403		¥ 5,142,527
Beginning balance (in shares) at Dec. 31, 2019 | shares	664,687,728	664,687,728	1,277,687,072	1,277,687,072
Net (loss)/income											(5,589,105)		(5,589,105)		(13,885)		(5,602,990)
Foreign currency translation difference					(190)		286,697						286,507				286,507
Issuance of shares	¥ 1				2,876,810								2,876,811				2,876,811
Issuance of shares (in shares) | shares	82,800,000	82,800,000
Conversion from Class B ordinary shares to Class A ordinary shares	¥ 11		¥ (11)
Conversion from Class B ordinary shares to Class A ordinary shares (in shares) | shares	1,132,908,520	1,132,908,520	(1,132,908,520)	(1,132,908,520)
Surrender of Class A ordinary shares (in shares) | shares	(4)	(4)
Share based compensation					22,029								22,029				22,029
Appropriation to statutory reserves									182		(182)
Ending balance at Dec. 31, 2020	¥ 20		¥ 2		14,744,569		364,054		603		(12,452,882)		2,656,366		68,518		2,724,884
Ending balance (in shares) at Dec. 31, 2020 | shares	1,880,396,244	1,880,396,244	144,778,552	144,778,552
Net (loss)/income											578,545		578,545		108		578,653
Foreign currency translation difference							102,802						102,802				102,802
Issuance of shares	¥ 1				(1)
Issuance of shares (in shares) | shares	70,061,136	70,061,136
Share based compensation					302,734								302,734				302,734
Purchase of non-controlling interest in a subsidiary					(9,310)								(9,310)		¥ (68,626)		(77,936)
Appropriation to statutory reserves									2,014		(2,014)
Ending balance at Dec. 31, 2021	¥ 21		¥ 2		15,037,992		466,856		2,617		(11,876,351)		3,631,137				3,631,137
Ending balance (in shares) at Dec. 31, 2021 | shares	1,950,457,380	1,950,457,380	144,778,552	144,778,552
Net (loss)/income											488,246		488,246				488,246	$ 70,790
Foreign currency translation difference							(69,552)						(69,552)				(69,552)
Issuance of shares	¥ 1				(1)
Issuance of shares (in shares) | shares	53,123,768	53,123,768
Share based compensation					398,008								398,008				398,008
Appropriation to statutory reserves									33,040		(33,040)
Convertible senior notes restructuring	¥ 1				601,407								601,408				601,408
Convertible Senior Notes Restructuring, Shares | shares	76,220,808	76,220,808														76,220,808
Ending balance at Dec. 31, 2022	¥ 23	$ 3	¥ 2	$ 0	¥ 16,037,406	$ 2,325,205	¥ 397,304	$ 57,604	¥ 35,657	$ 5,170	¥ (11,421,145)	$ (1,655,910)	¥ 5,049,247	$ 732,072			¥ 5,049,247	$ 732,072
Ending balance (in shares) at Dec. 31, 2022 | shares	2,079,801,956	2,079,801,956	144,778,552	144,778,552